Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended	60 Months Ended	84 Months Ended	92 Months Ended	120 Months Ended
	Nov. 02, 2017	Mar. 09, 2017	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000195030
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Redwood AlphaFactor Tactical International Fund
C000195031
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Redwood AlphaFactor Tactical International Fund
C000178523
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Redwood Managed Municipal Income Fund
C000131991
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
C000131992
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
C000131993
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
C000195032
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Redwood Systematic Macro Trend Fund
C000195033
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Redwood Systematic Macro Trend Fund
Without Sales Load [Member] | C000195030
Average Annual Return [Line Items]
Average Annual Return, Percent				16.80%	6.08%	4.13%
Without Sales Load [Member] | C000195031
Average Annual Return [Line Items]
Average Annual Return, Percent				16.80%	5.23%	3.47%
Without Sales Load [Member] | C000178523
Average Annual Return [Line Items]
Average Annual Return, Percent				9.55%	0.49%		2.38%
Without Sales Load [Member] | C000131991
Average Annual Return [Line Items]
Average Annual Return, Percent				11.94%	(0.81%)			1.22%
Without Sales Load [Member] | C000131992
Average Annual Return [Line Items]
Average Annual Return, Percent				11.57%	(1.07%)			0.96%
Without Sales Load [Member] | C000131993
Average Annual Return [Line Items]
Average Annual Return, Percent				12.05%	(0.70%)			1.32%
Without Sales Load [Member] | C000195032
Average Annual Return [Line Items]
Average Annual Return, Percent				19.28%	11.32%	8.40%
Without Sales Load [Member] | C000195033
Average Annual Return [Line Items]
Average Annual Return, Percent				19.39%	11.14%	8.20%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				24.33%	5.78%	4.32%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				24.33%	5.78%	4.32%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent				9.70%	1.05%		2.39%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent				6.84%	0.45%			1.30%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent				6.84%	0.45%			1.30%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent				6.84%	0.45%			1.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(0.23%)	1.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(0.23%)	1.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(0.23%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(0.23%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(0.23%)			1.49%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Average Annual Return, Percent				32.12%	12.17%	11.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				38.02%	15.27%	13.95%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Average Annual Return, Percent				32.12%	12.17%	11.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				38.02%	15.27%	13.95%